INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
INVENTORIES [Abstract]
Media products	$ 314,755	¥ 2,038,922	¥ 1,996,795
General merchandise	34,548	223,791	194,047
Packing materials and others	1,447	9,374	10,328
Inventories, total	$ 350,750	¥ 2,272,087	¥ 2,201,170